SCHEDULE OF DEFERRED TAX LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Tax Liabilities
Opening		$ 1,586	$ 861
Addition during the year	$ 315	431	725
Closing		$ 2,017	$ 1,586